REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital	$ 123,862	$ 117,477
Tier One Leverage Capital to Average Assets	9.37%	8.94%
Tier One Leverage Capital Required for Capital Adequacy	52,876	52,550
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	66,095	65,688
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Tier One Risk Based Capital	123,862	117,477
Tier One Risk Based Capital to Risk Weighted Assets	14.86%	14.71%
Tier One Risk Based Capital Required for Capital Adequacy	33,341	31,936
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	50,012	47,905
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Capital	132,306	124,964
Capital to Risk Weighted Assets	15.87%	15.65%
Capital Required for Capital Adequacy	66,695	63,873
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	83,369	79,841
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tangible Capital	123,862	117,477
Tangible Capital to Tangible Assets	9.37%	8.94%
Tangible Capital Required for Capital Adequacy	$ 19,828	$ 19,706
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%	1.50%